Taxation - Disclosure of Movement of Deferred Income Tax Liabilities Explanatory (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	¥ 259
Ending balance	563	¥ 259
Deferred Tax Liabilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	259	314
(Credited)/charged to income statement	29	(9)
Withholding tax paid		(75)
Business combinations	275	29
Ending balance	563	259
Intangible Assets | Deferred Tax Liabilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	173	167
(Credited)/charged to income statement	(62)	(23)
Withholding tax paid		0
Business combinations	275	29
Ending balance	386	173
Right-of-use assets | Deferred Tax Liabilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	58	72
(Credited)/charged to income statement	(1)	(14)
Withholding tax paid		0
Business combinations	0	0
Ending balance	59	58
Withholding tax on the earnings expected to be remitted by subsidiaries | Deferred Tax Liabilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	75
(Credited)/charged to income statement	86	0
Withholding tax paid		(75)
Business combinations	0	0
Ending balance	86	0
Others | Deferred Tax Liabilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	28	0
(Credited)/charged to income statement	4	28
Withholding tax paid		0
Business combinations	0	0
Ending balance	¥ 32	¥ 28